Fair value measurement	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Fair value measurement

Note 3	Fair value measurement

This note presents the fair values of financial instruments and explains how we determine those values. Note 1, “Basis of preparation and summary of significant accounting policies”, sets out the accounting treatment for each measurement category of financial instruments.
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). The determination of fair value requires judgment and is based on market information, where available and appropriate. Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based on the valuation inputs used in measuring the fair value, as outlined below.
•
Level 1 – Unadjusted quoted market prices in active markets for identical assets or liabilities we can access at the measurement date. Bid prices, ask prices or prices within the bid and ask, which are the most representative of the fair value, are used as appropriate to measure fair value. Fair value is best evidenced by an independent quoted market price for the same instrument in an active market. An active market is one where transactions are occurring with sufficient frequency and volume to provide quoted prices on an ongoing basis.

•
Level 2 – Quoted prices for identical assets or liabilities in markets that are inactive or observable market quotes for similar instruments, or use of valuation techniques where all significant inputs are observable. Inactive markets may be characterized by a significant decline in the volume and level of observed trading activity or through large or erratic bid/offer spreads. In instances where traded markets do not exist or are not considered sufficiently active, we measure fair value using valuation models.

•	Level 3 – Non-observable or indicative prices or use of valuation techniques where one or more significant inputs are non-observable.
For a significant portion of our financial instruments, quoted market prices are not available because of the lack of traded markets, and even where such markets do exist, they may not be considered sufficiently active to be used as a final determinant of fair value. When quoted market prices in active markets are not available, we would consider using valuation models. The valuation model and technique we select maximizes the use of observable market inputs to the extent possible and appropriate in order to estimate the price at which an orderly transaction would take place at the measurement date. In an inactive market, we consider all reasonably available information, including any available pricing for similar instruments, recent arm’s-length market transactions, any relevant observable market inputs, indicative dealer or broker quotations, and our own internal model-based estimates.
Valuation adjustments are an integral component of our fair valuation process. We apply judgment in establishing valuation adjustments that take into account various factors that may have an impact on the valuation. Such factors primarily include, but are not limited to, the bid-offer spreads, illiquidity due to lack of market depth, parameter uncertainty and other market risk, model risk and credit risk of our derivative assets and liabilities, as well as adjustments for valuing our uncollateralized derivative assets and liabilities based on an estimated market cost of funds curve.
such as benchmark and government yield curves and spread differentials observed through independent dealers, brokers, and third-party multi-contributor consensus pricing sources.
Asset-backed securities (ABS) and mortgage-backed securities (MBS) not issued or guaranteed by a government are valued using discounted cash flow models making maximum use of market observable inputs, such as broker quotes on identical or similar securities and other pricing information obtained from third-party pricing sources adjusted for the characteristics and the performance of the underlying collateral. Other key inputs used include prepayment and liquidation rates, credit spreads, and discount rates commensurate with the risks involved. These assumptions factor in information that is derived from actual transactions, underlying reference asset performance, external market research, and market indices, where appropriate.
Privately issued debt and equity securities, which include certain Community Reinvestment Act equity investments and Federal Home Loan Bank (FHLB) stock, are valued using recent market transactions, where available. Otherwise, fair values are derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue or other third-party evidence as available. The fair value of limited partnership investments is based upon net asset values published by third-party fund managers and is adjusted for more recent information, where available and appropriate. The carrying value of Community Reinvestment Act equity investments and FHLB stock approximates fair value.
Generally, the unit of account for a financial instrument is the individual instrument, and valuation adjustments are applied at an individual instrument level, consistent with that unit of account. In cases where we manage a group of financial assets and liabilities that consist of substantially similar and offsetting risk exposures, the fair value of the group of financial assets and liabilities is measured on the basis of the net open risks.
We apply judgment in determining the most appropriate inputs and the weighting we ascribe to each such input as well as in our selection of valuation methodologies. Regardless of the valuation technique we use, we incorporate assumptions that we believe market participants would make for credit, funding, and liquidity considerations. When the fair value of a financial instrument at inception is determined using a valuation technique that incorporates one or more significant inputs that are non-observable, no inception profit or loss (the difference between the determined fair value and the transaction price) is recognized at the time the asset or liability is initially recorded. Any gains or losses at inception are deferred and recognized only in future periods over the term of the instruments or when the inputs become significantly observable.
We have an ongoing process for evaluating and enhancing our valuation techniques and models. Where enhancements are made, they are applied prospectively, so that fair values reported in prior periods are not recalculated on the new basis. Valuation models used, including analytics for the construction of yield curves and volatility surfaces, are vetted and approved, consistent with our model risk policy.
To ensure that valuations are appropriate, we have established internal guidance on fair value measurement, which is reviewed periodically in recognition of the dynamic nature of markets and the constantly evolving pricing practices in the market. A number of policies and controls are put in place to ensure that the internal guidance on fair value measurement is being applied consistently and appropriately, including independent validation of valuation inputs to external sources such as exchange quotes, broker quotes or other management-approved independent pricing sources. Key model inputs, such as yield curves and volatilities, are independently verified. The results from the independent price validation and any valuation adjustments are reviewed by the Independent Price Verification Committee on a monthly basis. This includes, but is not limited to, reviewing fair value adjustments and methodologies, independent price verification results, limits and valuation uncertainty.
Due to the judgment used in applying a wide variety of acceptable valuation techniques and models, as well as the use of estimates inherent in this process, estimates of fair value for the same or similar assets may differ among financial institutions. The calculation of fair value is based on market conditions as at each consolidated balance sheet date and may not be reflective of ultimate realizable value.
Methods and assumptions
Financial instruments with fair value equal to carrying value
For financial instruments that are not carried on the consolidated balance sheet at fair value and where we consider the carrying value to be a reasonable approximation of fair value due to their short-term nature and generally negligible credit risk, the fair values disclosed for these financial instruments are assumed to equal their carrying values. These financial instruments are: cash and non-interest-bearing deposits with banks; short-term interest-bearing deposits with banks; cash collateral on securities borrowed; securities purchased under resale agreements; customers’ liability under acceptances; cash collateral on securities lent; obligations related to securities sold under repurchase agreements; acceptances; deposits with demand features; and certain other financial assets and liabilities.
S
ecurities
The fair value of debt or equity securities and obligations related to securities sold short is based on quoted bid or ask market prices where available in an active market.
Securities for which quotes in an active market are not available are valued using all reasonably available market information as described below.
The fair value of government issued or guaranteed securities that are not traded in an active market is calculated by applying valuation techniques such as discounted cash flow models using implied yields derived from the prices of actively traded government securities and most recently observable spread differentials.
The fair value of corporate debt securities is determined using the most recently executed transaction prices, and where appropriate, adjusted to the price of these securities obtained from independent dealers, brokers, and third-party multi-contributor consensus pricing sources. When observable price quotations are not available, fair value is determined based on discounted cash flow models using observable discounting curves
Loans
The fair value of variable-rate loans and loans for which interest rates are repriced or reset frequently is assumed to be equal to their carrying value. The fair value for fixed-rate loans is estimated using a discounted cash flow calculation that uses market interest rates.
The ultimate fair value of loans disclosed is net of the associated allowance for credit losses. The fair value of loans is not adjusted for the value of any credit derivatives used to manage the credit risk associated with them. The fair value of these credit derivatives is disclosed separately.
Other assets and other liabilities
Other assets and other liabilities mainly comprise accrued interest receivable or payable, brokers’ client accounts receivable or payable, precious metals and accounts receivable or payable.
The fair values of other assets and other liabilities are primarily assumed to be at cost or amortized cost as we consider the carrying value to be a reasonable approximation of fair value, except for the fair value of precious metals, which is quoted in an active market. Other assets also include investment in bank-owned life insurance carried at the cash surrender value, which is assumed to be a reasonable approximation of fair value.
Deposits
T
he fair values of floating-rate deposits and demand deposits are assumed to be equal to their amortized cost. The fair value of fixed-rate deposits is determined by discounting the contractual cash flows using either current market interest rates with similar remaining terms or rates estimated using internal models and broker quotes. The fair value of deposit notes issued to CIBC Capital Trust is determined by reference to the quoted market prices of CIBC Tier 1 Notes – Series B issued by CIBC Capital Trust. The fair value of deposit liabilities with embedded optionality includes the fair value of those options. The fair value of equity- and commodity-linked notes includes the fair value of embedded equity and commodity derivatives.
Certain deposits designated at FVTPL are structured notes that have coupons or repayment terms linked to the performance of commodities, debt or equity securities. The fair value of these structured notes is estimated using internally vetted valuation models for the debt and embedded derivative portions of the notes by incorporating market observable prices of the referenced securities or comparable securities, and other inputs such as interest rate yield curves, equity prices or indices, market volatility levels, foreign exchange rates and changes in our own credit risk, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate market risk valuation adjustments for such inputs are assessed in all such instances.
The fair value of secured borrowings, which comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, the Covered Bond Programme, and consolidated securitization vehicles, is based on identical or proxy market observable quoted bond prices or determined by discounting the contractual cash flows using maximum market observable inputs, such as market interest rates, or credit spreads implied by debt instruments of similar credit quality, as appropriate.
Subordinated indebtedness
The fair value of subordinated indebtedness is determined by reference to market prices for the same or similar debt instruments.
Derivative instruments
The fair value of exchange-traded derivatives such as options and futures is based on quoted market prices. OTC derivatives primarily consist of interest rate swaps, foreign exchange forwards, equity and commodity derivatives, interest rate and currency derivatives, and credit derivatives. For such instruments, where quoted market prices or third-party consensus pricing information are not available, valuation techniques are employed to estimate fair value on the basis of pricing models. Such vetted pricing models incorporate current market measures for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, corresponding market volatility levels, and other market-based pricing factors.
In order to reflect the observed market practice of pricing collateralized and uncollateralized derivatives, our valuation approach uses overnight indexed swap (OIS) curves as the discount rate for valuing collateralized derivatives and uses an estimated market cost of funds curve as the discount rate for valuing uncollateralized derivatives. For most collateralized derivatives that are cleared through central clearing houses, changes to market discounting conventions were implemented in 2020 to support the global market efforts to transition IBOR to the new benchmark rates. Certain centrally cleared collateralized derivatives have transitioned to the use of the new benchmark replacement rates as the overnight index discount rates, including USD derivatives cleared through London Clearing House (LCH) or Chicago Mercantile Exchange (CME), which have transitioned their discounting from the US Fed Funds rate to the SOFR. Uncollateralized derivatives are valued based on an estimated market cost of funds curve, which reduces the fair value of uncollateralized derivative assets incremental to the reduction in fair value for credit risk already reflected through the credit valuation adjustment (CVA). In contrast, the use of a market cost of funds curve reduces the fair value of uncollateralized derivative liabilities in a manner that generally includes adjustments for our own credit. As market practices continue to evolve in regard to derivative valuation, further adjustments may be required in the future.
In determining the fair value of complex and customized derivatives, such as equity, credit, and commodity derivatives written in reference to indices or baskets of reference, we consider all reasonably available information including any relevant observable market inputs, third-party consensus pricing inputs, indicative dealer and broker quotations, and our own internal model-based estimates, which are vetted and pre-approved in accordance with our model risk policy, and are regularly and periodically calibrated. The model calculates fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves, and volatility surfaces. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate parameter uncertainty and market risk valuation adjustments for such inputs and other model risk valuation adjustments are assessed in all such instances.
In addition to reflecting estimated market funding costs in our valuation of uncollateralized derivative receivables, we also consider whether a CVA is required to recognize the risk that any given derivative counterparty may not ultimately be able to fulfill its obligations. The CVA is driven off market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk (CCR) exposure. In assessing this exposure, we also take into account credit mitigants such as collateral, master netting arrangements, and settlements through clearing houses. As noted above, the fair value of uncollateralized derivative liabilities based on market cost of funding generally includes adjustments for our own credit.
Mortgage commitments
The fair value of mortgage commitments designated at FVTPL is for fixed-rate residential mortgage commitments and is based on changes in market interest rates for the loans between the commitment and the consolidated balance sheet dates. The valuation model takes into account the expected probability that outstanding commitments will be exercised as well as the length of time the commitment is offered.
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2021	Financial assets
	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities lent	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281
2020	Financial assets
	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

Fair value of derivative instruments

$ millions, as at October 31				2021			2020
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$127	$79	$48	$108	$161	$(53)
	– Swap contracts	8,365	7,928	437	12,296	9,309	2,987
	– Purchased options	101	–	101	109	–	109
	– Written options	–	177	(177)	–	129	(129)
		8,593	8,184	409	12,513	9,599	2,914
Exchange-traded	– Purchased options	3	–	3	4	–	4
		3	–	3	4	–	4
Total interest rate derivatives		8,596	8,184	412	12,517	9,599	2,918
Foreign exchange derivatives
Over-the-counter	– Forward contracts	5,373	5,555	(182)	6,655	6,358	297
	– Swap contracts	5,214	3,600	1,614	3,469	3,613	(144)
	– Purchased options	293	–	293	303	–	303
	– Written options	–	203	(203)	–	214	(214)
Total foreign exchange derivatives		10,880	9,358	1,522	10,427	10,185	242
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	50	58	(8)	104	47	57
	– Credit default swap contracts – protection sold	3	45	(42)	2	100	(98)
Total credit derivatives		53	103	(50)	106	147	(41)
Equity derivatives
Over-the-counter		1,842	5,356	(3,514)	1,995	3,427	(1,432)
Exchange-traded		4,650	3,422	1,228	3,153	3,537	(384)
Total equity derivatives		6,492	8,778	(2,286)	5,148	6,964	(1,816)
Precious metal derivatives
Over-the-counter		132	147	(15)	283	366	(83)
Total precious metal derivatives		132	147	(15)	283	366	(83)
Other commodity derivatives
Over-the-counter		8,151	2,348	5,803	2,604	1,806	798
Exchange-traded		343	1,122	(779)	271	325	(54)
Total other commodity derivatives		8,494	3,470	5,024	2,875	2,131	744
Total held for trading		34,647	30,040	4,607	31,356	29,392	1,964
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	148	37	111	–	1	(1)
	– Swap contracts	236	341	(105)	310	392	(82)
	– Purchased o ptions	6	–	6	17	–	17
	– Written options	–	–	–	1	–	1
Total interest rate derivatives		390	378	12	328	393	(65)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	22	40	(18)	14	14	–
	– Swap contracts	805	1,641	(836)	1,021	684	337
Total foreign exchange derivatives		827	1,681	(854)	1,035	698	337
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	1	(1)	–	1	(1)
Total credit derivatives		–	1	(1)	–	1	(1)
Equity derivatives
Over-the-counter		48	1	47	8	24	(16)
Total equity derivatives		48	1	47	8	24	(16)
Other commodity derivatives
Over-the-counter		–	–	–	3	–	3
Total other commodity derivatives		–	–	–	3	–	3
Total held for ALM		1,265	2,061	(796)	1,374	1,116	258
Total fair value		35,912	32,101	3,811	32,730	30,508	2,222
Less: effect of netting		(16,585)	(16,585)	–	(19,347)	(19,347)	–
		$19,327	$15,516	$3,811	$13,383	$11,161	$2,222
Assets and liabilities not carried on the consolidated balance sheet at fair value
The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2021	Total 2020
$ millions, as at October 31	2021	2020	2021	2020	2021	2020
Financial assets
Amortized cost securities	$–	$–	$34,878	$31,773	$592	$580	$35,470	$32,353
Loans
Residential mortgages	–	–	–	–	249,770	222,857	249,770	222,857
Personal	–	–	–	–	41,114	41,452	41,114	41,452
Credit card	–	–	–	–	10,509	10,722	10,509	10,722
Business and government	–	–	–	–	122,977	110,449	122,977	110,449
Investment in equity-accounted associates (1)	–	10	–	–	89	83	89	93
Financial liabilities
Deposits
Personal	$–	$–	$42,015	$52,648	$1,107	$1,282	$43,122	$53,930
Business and government	–	–	146,442	132,016	2,222	2,302	148,664	134,318
Bank	–	–	9,751	10,048	–	–	9,751	10,048
Secured borrowings	–	–	40,050	38,275	1,735	1,720	41,785	39,995
Subordinated indebtedness	–	–	5,820	5,993	–	–	5,820	5,993

(1)	See Note 26 for details of our equity-accounted associates.
Financial instruments carried on the consolidated balance sheet at fair value
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2021	Total 2020
$ millions, as at October 31	2021	2020	2021	2020	2021	2020
Financial assets
Deposits with banks	$–	$–	$296	$948	$–	$–	$296	$948
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,015	3,917	24,737 (1)	25,091 (1)	–	–	27,752	29,008
Corporate equity	37,981	27,919	219	47	4	16	38,204	27,982
Corporate debt	–	–	3,997	3,525	2	25	3,999	3,550
Mortgage- and asset-backed	–	–	2,235 (2)	2,018 (2)	55	135	2,290	2,153
	40,996	31,836	31,188	30,681	61	176	72,245	62,693
Loans mandatorily measured at FVTPL
Business and government	–	–	24,945	23,022	1,038 (3)	626 (3)	25,983	23,648
Residential mortgages	–	–	16	63	–	–	16	63
	–	–	24,961	23,085	1,038	626	25,999	23,711
Debt securities measured at FVOCI
Government issued or guaranteed	5,309	3,912	38,122	41,269	–	–	43,431	45,181
Corporate debt	–	–	7,833	6,224	–	–	7,833	6,224
Mortgage- and asset-backed	–	–	1,897	2,563	–	–	1,897	2,563
	5,309	3,912	47,852	50,056	–	–	53,161	53,968
Equity securities designated at FVOCI
Corporate equity	125	41	319	304	392	240	836	585
	125	41	319	304	392	240	836	585
Securities purchased under resale agreements measured at FVTPL	–	–	7,090	7,505	–	–	7,090	7,505
Derivative instruments
Interest rate	3	4	8,948	12,793	35	48	8,986	12,845
Foreign exchange	–	–	11,707	11,462	–	–	11,707	11,462
Credit	–	–	4	8	49	98	53	106
Equity	4,650	3,153	1,877	1,791	13	212	6,540	5,156
Precious metal	–	–	132	283	–	–	132	283
Other commodity	343	271	8,151	2,607	–	–	8,494	2,878
	4,996	3,428	30,819	28,944	97	358	35,912	32,730
Total financial assets	$51,426	$39,217	$142,525	$141,523	$1,588	$1,400	$195,539	$182,140
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(18,702)	$(13,176)	$(742)	$4	$(19,444)	$(13,172)
Obligations related to securities sold short	(11,226)	(5,363)	(11,564)	(10,600)	–	–	(22,790)	(15,963)
Obligations related to securities sold under repurchase agreements	–	–	(3,975)	(17,036)	–	–	(3,975)	(17,036)
Derivative instruments
Interest rate	–	–	(8,426)	(9,964)	(136)	(28)	(8,562)	(9,992)
Foreign exchange	–	–	(11,039)	(10,883)	–	–	(11,039)	(10,883)
Credit	–	–	(50)	(41)	(54)	(107)	(104)	(148)
Equity	(3,422)	(3,537)	(5,280)	(3,288)	(77)	(163)	(8,779)	(6,988)
Precious metal	–	–	(147)	(366)	–	–	(147)	(366)
Other commodity	(1,122)	(325)	(2,348)	(1,806)	–	–	(3,470)	(2,131)
	(4,544)	(3,862)	(27,290)	(26,348)	(267)	(298)	(32,101)	(30,508)
Total financial liabilities	$(15,770)	$(9,225)	$(61,531)	$(67,160)	$(1,009)	$(294)	$(78,310)	$(76,679)

(1)	Includes $49 million related to securities designated at FVTPL (2020: $57 million).
(2)	Includes $4 million related to ABS designated at FVTPL (2020: $60 million).
(3)	Includes $332 million related to loans designated at FVTPL (2020: $357 million).
(4)
Comprises deposits designated at FVTPL of $18,530 million (2020: $13,419 million), net bifurcated embedded derivative liabilities of $750 million (2020: net bifurcated embedded derivative assets of $389 million), other liabilities designated at FVTPL of $51 million (2020: $9 million), and other financial liabilities measured at fair value of $113 million (2020: $133 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the year in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the year, we transferred $19 million of securities mandatorily measured at FVTPL (2020: $197 million) from Level 1 to Level 2
and $2
million (2020: nil) from Level 2 to Level 1, and nil of securities sold short (2020:
 $1,851 million) from Level 1 to Level 2 and nil of securities sold short (2020: nil) from Level 2 to Level 1 due to changes in the observability of the inputs used to value these securities. In addition, transfers between Level 2 and Level 3 were made during 2021 and 2020, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our fair value option liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net gains (losses) included in OCI (4)		Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$(5)		$–	$–	$–	$23	$(30)	$4
Corporate debt	25	–	13		–	–	–	2	(38)	2
Mortgage- and asset-backed	135	–	–		–	–	–	44	(124)	55
Loans mandatorily measured at FVTPL
Business and government	626	–	(3)		(51)	–	–	556	(90)	1,038
Equity securities designated at FVOCI
Corporate equity	240	–	–		80	–	–	137	(65)	392
Derivative instruments
Interest rate	48	–	1		–	–	(2)	3	(15)	35
Credit	98	(22)	(27)		–	–	–	–	–	49
Equity	212	(3)	2		–	–	(32)	10	(176)	13
Total assets	$1,400	$(25)	$(19)		$29	$–	$(34)	$775	$(538)	$1,588
Deposits and other liabilities (5)	$4	$(340)	$(541)		$–	$(15)	$(14)	$(93)	$257	$(742)
Derivative instruments
Interest rate	(28)	–	(28)		–	(26)	(6)	(31)	(17)	(136)
Credit	(107)	22	34		–	–	–	–	(3)	(54)
Equity	(163)	(41)	(6)		–	–	58	(69)	144	(77)
Total liabilities	$(294)	$(359)	$(541)		$–	$(41)	$38	$(193)	$381	$(1,009)
2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$(8)		$–	$7	$–	$10	$–	$16
Corporate debt	23	–	2		–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–		–	–	–	118	(156)	135
Loans mandatorily measured at FVTPL
Business and government	831	–	–		3	–	–	1,270	(1,478)	626
Debt securities measured at FVOCI
Corporate debt	–	–	–		(3)	20	–	1	(18)	–
Equity securities designated at FVOCI
Corporate equity	291	–	–		63	–	–	50	(164)	240
Derivative instruments
Interest rate	56	–	32		–	–	–	6	(46)	48
Credit	104	(7)	1		–	–	–	–	–	98
Equity	252	–	(40)		–	–	–	53	(53)	212
Total assets	$1,737	$(7)	$(13)		$63	$27	$–	$1,508	$(1,915)	$1,400
Deposits and other liabilities (5)	$(601)	$–	$512		$–	$(42)	$29	$(72)	$178	$4
Derivative instruments
Interest rate	(1)	–	(33)		–	–	–	–	6	(28)
Credit	(112)	7	(2)		–	–	–	–	–	(107)
Equity	(155)	–	14		–	–	–	(60)	38	(163)
Total liabilities	$(869)	$7	$491	$	_	$(42)	$29	$(132)	$222	$(294)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $90 million (2020: $137 million)
,
net bifurcated embedded derivative liabilities of $601 million (2020: net bifurcated embedded derivative assets of $141 million) and other liabilities designated at FVTPL of $51 million (2020: nil).

Quantitative information about significant non-observable inputs
Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2021	Valuation techniques	Key non-observable inputs	Low	High
Securities mandatorily measured and designated at FVTPL
Corporate equity and debt	$6	Valuation multiple	Earnings multiple	11.6	11.6
Mortgage- and asset-backed	55	Discounted cash flow	Credit spread	2.0%	2.0%
Market proxy or direct broker quote	Market proxy or direct broker quote	0.5	0.5
Equity securities designated at FVOCI
Corporate equity
Limited partnerships and private companies	392	Adjusted net asset value	(1)	Net asset value	(3)	n/a	n/a
Valuation multiple	Earnings multiple	8.6	x	10.6	x
Proxy share price	Proxy share price	n/a	n/a
Loans mandatorily measured at FVTPL Business and government	1,038	Discounted cash flow	Credit spread	0.6%	2.1%
Derivative instruments
Interest rate	35	Proprietary model	(2)	n/a	n/a	n/a
Option model	Market volatility	47.1%	90.2%
Probability assumption	100.0%	100.0%
Credit	49	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.6%
Equity	13	Option model	Market correlation	33.9%	92.0%
Total assets	$1,588
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(691)	Option model	Market volatility	9.0%	18.6%
Market correlation	(18.0	) %	100.0%
Other liabilities designated at FVTPL	(51)	Option model	Funding ratio	32.7%	32.7%
Derivative instruments
Interest rate	(136)	Proprietary model	(2)	n/a	n/a	n/a
Option model	Market volatility	47.1%	90.3%
Probability assumption	100.0%	100.0%
Credit	(54)	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.6%
Equity	(77)	Option model	Market correlation	27.1%	97.8%
Total liabilities	$(1,009)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques that we consider to be non-observable.
(3)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
n/a	Not applicable.
Sensitivity of Level 3 financial assets and liabilities
The following section describes the significant non-observable inputs identified in the table above, the interrelationships between those inputs, where applicable, and the change in fair value if changing one or more of the non-observable inputs within a reasonably possible range would impact the fair value significantly.
The fair value of our limited partnerships is determined based on the net asset value provided by the fund managers, adjusted as appropriate. The fair value of limited partnerships is sensitive to changes in the net asset value, and by adjusting the net asset value within a reasonably possible range, the aggregate fair value of our limited partnerships would increase or decrease by $90 million (2020: $63 million).
While our standalone derivatives are recorded as derivative assets or derivative liabilities, our derivatives embedded in our structured note deposit liabilities or deposit liabilities designated at FVTPL are recorded within deposits and other liabilities. The determination of the fair value of certain Level 3 embedded derivatives and certain standalone derivatives requires significant assumptions and judgment to be applied to both the inputs and the valuation techniques employed. These derivatives are sensitive to long-dated market volatility and correlation inputs, which we consider to be non-observable. Market volatility is a measure of the anticipated future variability of a market price and is an important input for pricing options, which are inherent in many of our Level 3 derivatives. A higher market volatility generally results in a higher option price, with all else held constant, due to the higher probability of obtaining a greater return from the option, and results in an increase in the fair value of our Level 3 derivatives. Correlation inputs are used to value those derivatives where the payout is dependent upon more than one market price. For example, the payout of an equity basket option is based upon the performance of a basket of stocks, and the interrelationships between the price movements of those stocks. A positive correlation implies that two inputs tend to change the fair value in the same direction, while a negative correlation implies that two inputs tend to change the fair value in the opposite direction. Changes in market correlation could result in an increase or a decrease in the fair value of our Level 3 derivatives and embedded derivatives. By adjusting the non-observable inputs by reasonably alternative amounts, the fair value of our net Level 3 standalone derivatives and embedded derivatives would increase by $95 million or decrease by $86 million (2020: increase by $84 million or decrease by $74 million).
Financial instruments designated at FVTPL
Financial assets designated at FVTPL include certain debt securities and loans that were designated at FVTPL on the basis of being managed together with derivatives to eliminate or significantly reduce financial risks.
Deposits and other liabilities designated at FVTPL include:
•
Certain business and government deposit liabilities, certain secured borrowings and certain obligations related to securities sold under repurchase agreements that are economically hedged with derivatives and other financial instruments, and certain financial liabilities that have one or more embedded derivatives that significantly modify the cash flows of the host liability but are not bifurcated from the host instrument; and

•	Our mortgage commitments to retail clients to provide mortgages at fixed rates that are economically hedged with derivatives and other financial instruments.
The carrying value of our securities designated at FVTPL represents our maximum exposure to credit risk related to these assets designated at FVTPL. The change in fair value attributable to change in credit risk of these assets designated at FVTPL during the year is insignificant (2020: insignificant). The fair value of a liability designated at FVTPL reflects the credit risk relating to that liability. For those liabilities designated at FVTPL for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. Changes in fair value attributable to changes in our own credit are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using a discount curve adjusted for our own credit; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the benchmark curve adjusted for our own credit as implied at inception of the liability designated at FVTPL. The pre-tax
impact of changes in CIBC’s own credit risk on our liabilities designated at FVTPL was gains of $16 million for the year and losses of $39 million cumulatively (2020: losses of $76 million for the year and losses of $55 million cumulatively). A net gain of $50 million, net of hedges (2020: a net gain of $60 million), was realized for assets designated at FVTPL and liabilities designated at FVTPL, which is included in the consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net.
The estimated contractual amount payable at maturity of deposits designated at FVTPL, which is based on the par value and the intrinsic value of the applicable embedded derivatives, is $872 million higher (2020: $786 million higher) than its fair value. The intrinsic value of the embedded derivatives reflects the structured payoff of certain FVO deposit liabilities, which we hedge economically with derivatives and other FVTPL financial instruments.